Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$116,860,042.90	0.3201645	$89,111,212.31	0.2441403	$27,748,830.59
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000	$-
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$657,700,042.90	0.5770108	$629,951,212.31	0.5526663	$27,748,830.59

Weighted Avg. Coupon (WAC)	3.25%		3.25%
Weighted Avg. Remaining Maturity (WARM)	45.23		44.27
Pool Receivables Balance	$699,756,711.51		$670,882,211.45
Remaining Number of Receivables	49,291		48,365

Adjusted Pool Balance	$674,926,847.24		$647,178,016.65

III. COLLECTIONS

Principal:
Principal Collections	$27,962,050.46
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$458,847.01
Total Principal Collections	$28,420,897.47

Interest:
Interest Collections	$1,875,375.53
Late Fees & Other Charges	$37,278.99
Interest on Repurchase Principal	$-
Total Interest Collections	$1,912,654.52

Collection Account Interest	$1,854.52
Reserve Account Interest	$193.62
Servicer Advances	$-

Total Collections	$30,335,600.13

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$30,335,600.13
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$30,335,600.13

	Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due 1.00%	$583,130.59		$583,130.59	$583,130.59
Collection Account Interest				$1,854.52
Late Fees & Other Charges				$37,278.99
Total due to Servicer				$622,264.10

2. Class A Noteholders Interest:
Class A-1 Notes	$-		$-
Class A-2 Notes	$44,796.35		$44,796.35
Class A-3 Notes	$229,100.00		$229,100.00
Class A-4 Notes	$127,479.00		$127,479.00

Total Class A interest:	$401,375.35		$401,375.35	$401,375.35

3. First Priority Principal Distribution:	$-		$-	$-

4. Class B Noteholders Interest:	$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:	$-		$-	$-

6. Class C Noteholders Interest:	$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:	$-		$-	$-

8. Class D Noteholders Interest:	$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:				$29,176,683.68

9. Regular Principal Distribution Amount:				$27,748,830.59

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$27,748,830.59
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$27,748,830.59	$27,748,830.59
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$27,748,830.59	$27,748,830.59

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,427,853.09

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$24,829,864.27
Beginning Period Amount	$24,829,864.27
Current Period Amortization	$1,125,669.47
Ending Period Required Amount	$23,704,194.80
Ending Period Amount	$23,704,194.80
Next Distribution Date Required Amount	$22,604,877.30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.55%	2.66%	2.66%

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.91%	47,839	98.56%	$661,242,691.25
30 - 60 Days	0.85%	410	1.14%	$7,641,413.87
61 - 90 Days	0.18%	87	0.23%	$1,543,753.40
91 + Days	0.06%	29	0.07%	$454,352.93
		48,365		$670,882,211.45
Total
Delinquent Receivables 61 + days past due	0.24%	116	0.30%	$1,998,106.33
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.21%	105	0.27%	$1,905,536.64
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.16%	80	0.20%	$1,427,641.22
Three-Month Average Delinquency Ratio	0.20%		0.26%

Repossession in Current Period		25		$536,707.96
Repossession Inventory		84		$381,484.28

Charge-Offs
Gross Principal of Charge-Off for Current Period				$912,449.60
Recoveries				$(458,847.01)
Net Charge-offs for Current Period				$453,602.59

Beginning Pool Balance for Current Period				$699,756,711.51

Net Loss Ratio				0.78%
Net Loss Ratio for 1st Preceding Collection Period				0.52%
Net Loss Ratio for 2nd Preceding Collection Period				0.48%
Three-Month Average Net Loss Ratio for Current Period				0.59%

Cumulative Net Losses for All Periods				$7,864,479.20
Cumulative Net Losses as a % of Initial Pool Balance				0.66%

Principal Balance of Extensions				$2,554,876.93
Number of Extensions				133